SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
December 31, 2022
	Corporate	Exploration	Guanaceví	Bolanitos	Terronera	Total

Cash and cash equivalents	$38,466	$1,935	$32,997	$7,371	$2,622	$83,391
Other investments	10,035	-	-	-	-	10,035
Accounts and other receivables	383	669	5,824	6,246	14	13,136
Loans receivable	3,729	-	-	-	-	3,729
Income tax receivable	17	-	3,934	73	-	4,024
Inventories	120	-	14,094	4,942	28	19,184
Prepaid expenses	1,685	144	1,155	536	13,431	16,951
Non-current deposits	150	2	321	92	-	565
Non-current IVA receivable	-	-	1,505	-	8,649	10,154
Non-current income tax receivable	3,570	-	-	-	-	3,570
Right-of-use leased assets	512	-	-	294	-	806
Mineral properties, plant and equipment	616	81,660	67,261	28,106	56,249	233,892
Total assets	$59,283	$84,410	$127,091	$47,660	$80,993	$399,437

Accounts payable and accrued liabilities	$6,837	$743	19,875	$5,327	$7,049	$39,831
Income taxes payable	65	282	5,539	730	-	6,616
Loans payable	-	-	1,025	2,092	11,393	14,510
Lease obligations	780	-	293	-	-	1,073
Provision for reclamation and rehabilitation	-	44	4,103	3,203	251	7,601
Deferred income tax liability	-	-	12,647	297	-	12,944
Other non-current liabilities	-	69	443	437	19	968
Total liabilities	$7,682	$1,138	$43,925	$12,086	$18,712	$83,543

December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	Terronera	Total

Cash and cash equivalents	$68,149	$144	$27,060	$4,234	$3,349	$367	$103,303
Other investments	11,200	-	-	-	-	-	11,200
Accounts and other receivables	812	-	6,706	6,633	308	3	14,462
Income tax receivable	169	1	3	2	2	-	177
Inventories	351	-	19,852	7,057	195	30	27,485
Prepaid expenses	1,327	118	844	349	20	2,477	5,135
Non-current deposits	150	-	321	128	-	-	599
Non-current IVA receivable	164	-	1,434	-	-	2,658	4,256
Deferred income tax asset	-	-	-	936	-	-	936
Non-current income tax receivable	3,570	-	-	-	-	-	3,570
Intangible assets	2	1	15	17	2	3	40
Right-of-use leased assets	564	-	100	-	-	-	664
Mineral properties, plant and equipment	373	18,963	54,234	27,371	2,005	19,251	122,197
Total assets	$86,831	$19,227	$110,569	$46,727	$5,881	$24,789	$294,024

Accounts payable and accrued liabilities	$10,121	$238	15,247	$4,667	$141	$1,577	$31,991
Income taxes payable	29	-	3,563	636	-	-	4,228
Loans payable	43	-	2,005	4,048	-	4,398	10,494
Lease obligations	896	-		105	-	-	1,001
Provision for reclamation and rehabilitation	-	-	3,997	3,237	163	-	7,397
Deferred income tax liability	-	-	1,271	235	-	-	1,506
Total liabilities	$11,089	$238	$26,083	$12,928	$304	$5,975	$56,617

Disclosure of detailed information about entity reportable segments, income and expenditures [Table Text Block]
Year ended December 31, 2022
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	Terronera	Total
Silver revenue	$-	$-	$128,597	$14,091	$-	$-	$142,688
Gold revenue	-	-	27,569	42,932	-	-	70,501
Less: smelting and refining costs	-	-	-	(3,029)	-	-	(3,029)
Total revenue	$-	$-	$156,166	$53,994	$-	$-	$210,160

Salaries, wages and benefits:
mining	$-	$-	$7,578	$7,778	$-	$-	$15,499
processing	-	-	3,444	2,281	-	-	5,813
administrative	-	-	5,959	4,028	-	-	10,096
share-based compensation	-	-	221	221	-	-	442
change in inventory	-	-	1,941	825	-	-	2,426
Total salaries, wages and benefits	-	-	19,143	15,133	-	-	34,276

Direct costs:
mining	-	-	29,636	12,494	-	-	41,881
processing	-	-	15,594	6,028	-	-	21,622
administrative	-	-	7,096	4,432	-	-	11,495
change in inventory	-	-	3,175	1,591	-	-	5,048
Total direct production costs	-	-	55,501	24,545	-	-	80,046

Depreciation and depletion:
depreciation and depletion	-	-	12,838	10,589	-	-	23,427
change in inventory	-	-	1,291	461	-	-	1,752
Total depreciation and depletion	-	-	14,129	11,050	-	-	25,179

Royalties	-	-	17,554	257	-	-	17,811
Write down of inventory to NRV	-	-	642	681	-	-	1,323

Total cost of sales	$-	$-	$106,969	$51,666	$-	$-	$158,635

Care and maintenance costs	-	-	-	-	580	-	580
Write-off of exploration properties	-	-	-	-	-	682	682

Earnings (loss) before taxes	$(9,128)	$(9,047)	$49,197	$2,328	$(580)	$(7,821)	$24,949

Current income tax expense (recovery)	63	282	5,671	360	-	-	6,376
Deferred income tax expense (recovery)	-	-	11,375	997	-	-	12,372
Total income tax expense (recovery)	63	282	17,046	1,357	-	-	18,748

Net earnings (loss)	$(9,191)	$(9,329)	$32,151	$971	$(580)	$(7,821)	$6,201

The Exploration segment included $1,899 of costs incurred in Chile for the year ended December 31, 2022 (December 31, 2021 - $2,178).

Year ended December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	Terronera	Total
Silver revenue	$-	$-	$85,854	$10,149	$1,254	$-	$97,257
Gold revenue	-	-	22,638	38,645	8,739	-	70,022
Less: smelting and refining costs	-	-	-	(1,715)	(244)	-	(1,959)
Total revenue	$-	$-	$108,492	$47,079	$9,749	$-	$165,320

Salaries, wages and benefits:
mining	$-	$-	$8,352	$5,574	$1,314	$-	$15,240
processing	-	-	3,303	1,799	614	-	5,716
administrative	-	-	5,406	3,331	823	-	9,560
share-based compensation	-	-	180	180	61	-	421
change in inventory	-	-	(2,946)	(764)	342	-	(3,368)
Total salaries, wages and benefits	-	-	14,295	10,120	3,154	-	27,569

Direct costs:
mining	-	-	25,253	11,076	2,746	-	39,075
processing	-	-	12,220	5,373	1,205	-	18,798
administrative	-	-	5,981	3,813	1,380	-	11,174
change in inventory	-	-	(5,808)	(1,306)	522	-	(6,592)
Total direct production costs	-	-	37,646	18,956	5,853	-	62,455

Depreciation and depletion:
depreciation and depletion	-	-	11,842	13,696	1,436	-	26,974
change in inventory	-	-	(3,899)	(205)	1,107	-	(2,997)
Total depreciation and depletion	-	-	7,943	13,491	2,543	-	23,977

Royalties	3	-	13,165	265	350	-	13,783
Write down of inventory to NRV	-	-	539	357	272	-	1,168

Total cost of sales	$3	$-	$73,588	$43,189	$12,172	$-	$128,952

Care and maintenance costs	859	-	-	-	497	-	1,356
Write-off of exploration properties	-	-	-	-	870	-	870
Impairment (impairment reversal)	(16,791)	-	-	-	-	-	(16,791)

Earnings (loss) before taxes	$13,324	$(10,648)	$34,904	$3,890	$(3,790)	$(7,992)	$29,688

Current income tax expense (recovery)	-	-	3,206	275	-	-	3,481
Deferred income tax expense (recovery)	-	-	9,924	2,328	-	-	12,252
Total income tax expense (recovery)	-	-	13,130	2,603	-	-	15,733

Net earnings (loss)	$13,324	$(10,648)	$21,774	$1,287	$(3,790)	$(7,992)	$13,955